Segment Reporting (Details) - Schedule of the Revenue in Term of Geographical Locations of Customers - USD ($)	12 Months Ended
	Jun. 30, 2023		Jun. 30, 2022		Jun. 30, 2021
Segment Reporting (Details) - Schedule of the Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue	$ 45,598,620		$ 66,232,757		$ 64,565,269
Mainland China [Member]
Segment Reporting (Details) - Schedule of the Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue	33,266,314		52,664,829		51,134,287
Hong Kong SAR [Member]
Segment Reporting (Details) - Schedule of the Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue	3,285,506		3,969,151		4,230,166
Vietnam [Member]
Segment Reporting (Details) - Schedule of the Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue	3,130,339		2,689,693		2,897,469
Other Southeast Asian countries [Member]
Segment Reporting (Details) - Schedule of the Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue	3,364,678	[1]	2,980,421	[1]	3,193,218
Australia [Member]
Segment Reporting (Details) - Schedule of the Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue	1,168,191		1,343,353		1,172,537
United States of America [Member]
Segment Reporting (Details) - Schedule of the Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue	848,789		1,232,689		841,222
Other countries [Member]
Segment Reporting (Details) - Schedule of the Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue	534,803		1,352,621		1,096,370
Packaging products [Member]
Segment Reporting (Details) - Schedule of the Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue	23,065,859		36,256,189		35,970,085
Packaging products [Member] | Mainland China [Member]
Segment Reporting (Details) - Schedule of the Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue	19,677,726		31,459,882		31,775,461
Packaging products [Member] | Hong Kong SAR [Member]
Segment Reporting (Details) - Schedule of the Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue	797,390		1,374,684		1,429,535
Packaging products [Member] | Vietnam [Member]
Segment Reporting (Details) - Schedule of the Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue	1,802,700		1,129,772		1,283,778
Packaging products [Member] | Other Southeast Asian countries [Member]
Segment Reporting (Details) - Schedule of the Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue	516,753	[1]	699,621	[1]	412,523
Packaging products [Member] | Australia [Member]
Segment Reporting (Details) - Schedule of the Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue	812		1,123		13,476
Packaging products [Member] | United States of America [Member]
Segment Reporting (Details) - Schedule of the Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue	12,214		437,395		282,869
Packaging products [Member] | Other countries [Member]
Segment Reporting (Details) - Schedule of the Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue	258,264		1,153,712		772,443
Corrugated products [Member]
Segment Reporting (Details) - Schedule of the Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue	16,977,098		23,986,957		23,694,875
Corrugated products [Member] | Mainland China [Member]
Segment Reporting (Details) - Schedule of the Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue	13,481,344		20,947,090		19,132,295
Corrugated products [Member] | Hong Kong SAR [Member]
Segment Reporting (Details) - Schedule of the Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue	1,327,396		1,696,811		2,083,941
Corrugated products [Member] | Vietnam [Member]
Segment Reporting (Details) - Schedule of the Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue	5,322				194,046
Corrugated products [Member] | Other Southeast Asian countries [Member]
Segment Reporting (Details) - Schedule of the Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue	861,594	[1]		[1]	1,008,547
Corrugated products [Member] | Australia [Member]
Segment Reporting (Details) - Schedule of the Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue	1,167,379		1,342,230		1,159,061
Corrugated products [Member] | United States of America [Member]
Segment Reporting (Details) - Schedule of the Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue	47,688				37,911
Corrugated products [Member] | Other countries [Member]
Segment Reporting (Details) - Schedule of the Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue	86,375		826		79,074
Packaging products supply chain management solutions [Member]
Segment Reporting (Details) - Schedule of the Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue	5,555,663		5,989,611		4,900,309
Packaging products supply chain management solutions [Member] | Mainland China [Member]
Segment Reporting (Details) - Schedule of the Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue	107,244		257,857		226,531
Packaging products supply chain management solutions [Member] | Hong Kong SAR [Member]
Segment Reporting (Details) - Schedule of the Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue	1,160,720		897,656		716,690
Packaging products supply chain management solutions [Member] | Vietnam [Member]
Segment Reporting (Details) - Schedule of the Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue	1,322,317		1,559,921		1,419,645
Packaging products supply chain management solutions [Member] | Other Southeast Asian countries [Member]
Segment Reporting (Details) - Schedule of the Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue	1,986,331	[1]	2,280,800	[1]	1,772,148
Packaging products supply chain management solutions [Member] | Australia [Member]
Segment Reporting (Details) - Schedule of the Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue
Packaging products supply chain management solutions [Member] | United States of America [Member]
Segment Reporting (Details) - Schedule of the Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue	788,887		795,294		520,442
Packaging products supply chain management solutions [Member] | Other countries [Member]
Segment Reporting (Details) - Schedule of the Revenue in Term of Geographical Locations of Customers [Line Items]
Geographical total revenue	$ 190,164		$ 198,083		$ 244,853

[1]	Other Southeast Asian countries include Singapore, Indonesia, Malaysia, Philippines and Myanmar.